EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2022
EARNINGS PER SHARE
EARNINGS PER SHARE
17.  EARNINGS PER SHARE

Accounting policy

a)        Basic earnings per share

Basic earnings per share are calculated by dividing:

  the profit attributable to the Company’s, excluding equity servicing costs other than common stock; and
  the weighted average number of outstanding common shares during the year, adjusted for bonuses paid with common shares issued during the year and, if applicable, excluding treasury shares.

b)       Diluted earnings per share

Diluted earnings per share adjusts the values used in determining basic earnings per share to account for:

  the effect after tax on interest income and other financing costs related to potentially dilutive common stock;
  the weighted average number of additional shares of common stock that would be outstanding if all potentially dilutive shares of common stock were converted; and

Basic earnings per share is calculated by dividing net income by the weighted average number of common shares outstanding during the year. Earnings per share after potentially dilutive instruments are computed by adjusting earnings and the number of shares for the impact of potentially dilutive instruments.

On April 30, 2021, the Annual and Extraordinary General Meeting approved a share split in the proportion of 1:4. Consequently, the effect of the share split was retroactively reflected in all periods presented.

The calculation of earnings per share is shown in the table below (in thousands of Reais, except for amounts per share):

	December 31, 2022	December 31, 2021	December 31, 2020
Income attributable to holders of common shares of
Company used in calculating basic earnings per share	1,176,032	6,312,140	859,482
Diluting effect of the share-based plan of subsidiaries	(1,739)	(5,249)	(5,739)
Income attributable to holders of common shares of
Company used in the calculation of diluted earnings per share	1,174,293	6,306,891	853,743

Weighted average number of common shares
outstanding - (in thousands of shares)
Basic	1,869,077	1,834,533	1,834,533
Dilutive effect of the share-based plan	5,503	4,687	6,741
Diluted	1,874,580	1,839,220	1,841,274

Earnings per share
Basic	R$0.6292	R$3.4407	R$0.4685
Diluted	R$0.6264	R$3.4291	R$0.4637

Diluting instruments

There are two categories of potential dilutive effects for the Company and its subsidiaries: shares options and put options. For stock grants, a calculation is performed to determine the impact of dilution on the profit attributable to the parent Company's shareholders as a result of the exercise of stock grants in subsidiaries. It is assumed that the put option was converted into common stock, and the profit attributable to the parent's shareholders is adjusted accordingly.

Anti-dilution instruments

For the year ended December 31, 2022, 61,540,876 (on December 31, 2021, 45,765,000) shares related to the Cosan S.A. share buyback plan were not considered in the diluted earnings per share analysis, as they would have an anti-dilutive effect.